BORROWINGS - Unused loan facilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument
Long-term borrowings (including current portion)	¥ 3,533,876	¥ 2,599,173
Unsecured Borrowing
Debt Instrument
Long-term borrowings (including current portion)	450,008	328,168
Long Term Bank Borrowings
Debt Instrument
Long-term borrowings (including current portion)	247,171	212,302
Secured by subsidiary's property and equipment and land-use right | Long Term Bank Borrowings
Debt Instrument
Long-term borrowings (including current portion)	156,077	40,500
Secured by subsidiary's property and equipment and land-use right and a subsidiary stock | Long-term bank borrowings, (including current portion) 2
Debt Instrument
Long-term borrowings (including current portion)	800,989	267,171
Secured by a subsidiary's stock | Long Term Bank Borrowings
Debt Instrument
Long-term borrowings (including current portion)	¥ 1,879,631	1,334,065
Secured by a subsidiary's land-use right | Long Term Bank Borrowings
Debt Instrument
Long-term borrowings (including current portion)		¥ 416,967